Taxes Receivable - Disclosure of non-current taxes receivable (Details) - CAD ($)	Apr. 30, 2024	Apr. 30, 2023
Disclosure Of Taxes Recoverable [Abstract]
Mexican Value Added Tax (IVA) recoverable - long-term	$ 5,846,416	$ 0
Total non-current taxes receivable	$ 5,846,416	$ 0